UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    06/30/02

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ______________________________
Title:    ______________________________
Phone:    ______________________________

Signature, Place, and Date of Signing:
       /s/ Brian Warner             New York, NY              08/28/02
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       42

Form 13F Information Table Value Total:       $66,780,152


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2  Column 3      Column 4          Column 5         Column 6  Column 7            Column 8
--------                     -------- ----------     ---------  ---------------------   --------  -------- ------------------------
                                                                                                                     Voting
                                                                 Shares                                             Authority
                               Title                    Value      or              Put/  Investment   Other  -----------------------
Name of Issuer               of Class    CUSIP        (x$1000)   PRN AMT  Sh/PRN   Call  discretion managers     Sole    Shared None
--------------               -------- -----------     --------  --------  -------- ----  ---------- -------- ----------  ------ ----

Gray Communication Sys Inc    COM     389190 10 9   $3,259,830   245,100                    Sole                 X
Weblink Wireless Inc          CL A    94769A 10 1       $4,915   819,100                    Sole                 X
Alaris Med Inc                COM     011637 10 5     $446,220    67,000                    Sole                 X
North Pittsburgh Sys Inc      COM     661562 10 8   $1,978,587   122,970                    Sole                 X
AT&T Corp                     COM     001957 10 9   $2,867,129   267,956                    Sole                 X
AT&T Wireless Svcs Inc        COM     00209A 10 6   $1,192,973   203,927                    Sole                 X
Avatar Hldgs Inc              COM     053494 10 0   $3,503,445   124,900                    Sole                 X
Avatar Hldgs Inc             SUB NT   053494 AD 2   $2,582,110 2,470,000                    Sole                 X
                            CONV 7%05
Isle of Capri Casinos Inc     COM     464592 10 4  $30,595,725 1,510,900                    Sole                 X
Mariner Post-Acute            COM     568459 10 1     $173,000    86,620                    Sole                 X
 Network Inc
Pricesmart Inc                COM     741511 10 9  $18,606,158   482,050                    Sole                 X
Sun Intl Hotels Ltd           ORD     P8797T 13 3   $1,570,060    63,360                    Sole                 X
OPTI, Inc.                    COM     683960 10 8     $163,449   114,300                    Sole                 X
Primedia                      COM     74157K 10 1       $7,564     6,200                    Sole                 X
Nevada Gold & Casino's        COM     64126Q 20 6     $954,424   112,500                    Sole                 X
Six Flags, Inc.               COM     83001P 10 9     $563,550    39,000                    Sole                 X
Greka Energy Corp.            COM     397637 10 9     $303,600    52,800                    Sole                 X
Imagistics Int'l, Inc.        COM     45247T 10 4   $4,579,551   213,300                    Sole                 X
John H. Harland Co.           COM     412693 10 3     $846,000    30,000                    Sole                 X
Gaylord Entertainment Co. NEW COM     367905 10 6     $110,250     5,000                    Sole                 X
Key 3 Media Group, Inc.       COM     49326R 10 4     $130,732   284,200                    Sole                 X
Main Street & Main, Inc.      COM     560345 30 8     $739,620   117,400                    Sole                 X
Price Legacy Corp.            COM     74144P 10 6     $385,000   100,000                    Sole                 X
Abaxis, Inc.                  COM     002567 10 5     $119,028    27,300                    Sole                 X
NWH, Inc.                     COM     62946E 10 6     $139,000    10,000                    Sole                 X
Penwest Pharmaceuticals Co.   COM     709754 10 5   $2,250,008   115,385                    Sole                 X
Little Switzerland            COM                     $884,625   505,000                    Sole                 X
NTL, Inc.                     COM     629407 10 7       $6,400   200,000                    Sole                 X
Pricemart PF Conv.             PF     741511 10 9     $500,000       500                    Sole                 X
Corecom, Ltd.                 COM     21869Q 10 8      $14,712   367,800                    Sole                 X
Abitibi - Consolidated, Inc.  COM     003924 10 7   $2,030,600   220,000                    Sole                 X
Gametech Int'l, Inc.          COM     36466D 10 2     $165,750    39,000                    Sole                 X
Gemstar TV Guide Intl, Inc.   COM     36866W 10 6     $539,000   100,000                    Sole                 X
HNC Software, Inc.            COM     40425P 10 7   $2,922,500   175,000                    Sole                 X
LA Quinta Corp.               COM     50419U 20 2     $645,250    89,000                    Sole                 X
Liberty Media Corp.           COM     530718 10 5   $6,005,660   600,566                    Sole                 X
Cablevision Sys Corp          COM     12686C 84 4      $87,500    10,000                    Sole                 X
 (Rainbow Media Group)
Find SVP Inc. New             COM                      $40,500    30,000                    Sole                 X
AT & T Wireless Svcs. Inc.    COM     00209A 10 6   $1,192,973   203,927                    Sole                 X
MediaCom Communications Corp. COM     58446K 10 5     $428,450    55,000                    Sole                 X
Tripath Technology Inc.       COM     89672P 10 4      $19,995    19,043                    Sole                 X
Weblink Wireless Inc          COM                       $4,915   819,100                    Sole                 X

         TOTAL                                     $66,780,152
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